UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

U.S. Global Leaders Growth Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
24	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks rallied sharply

U.S. stocks posted outsized gains as investors priced in expectations of pro-growth fiscal policies from the new presidential administration.

The fund posted a double-digit gain

The fund generated a very strong return that kept pace with the broader U.S. equity market but trailed its benchmark, the Russell 1000 Growth Index.

Consumer stocks added value, technology detracted

Individual stock selection in the consumer discretionary sector aided relative results, while the fund's information technology holdings detracted the most from performance compared with the benchmark.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments as compared with value stocks, and market values can be more volatile. Large company stocks could fall out of favor. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager Gordon M. Marchand, CPA, CFA, CIC, Sustainable Growth Advisers, LP

Gordon M. Marchand, CPA, CFA, CIC
Portfolio Manager
Sustainable Growth Advisors

Can you discuss the U.S. equity market environment during the six months ended April 30, 2017?

U.S. stocks posted strong returns, with many of the broad U.S. equity indexes reaching record highs during the period. The catalyst was the unexpected election of Donald Trump as U.S. president, which led to expectations for more pro-business policies—including lower tax rates, less regulation, and major infrastructure spending projects—that should result in better U.S. economic growth. The post-election rally extended through the end of the reporting period despite questions regarding the new administration's ability to deliver on its campaign promises.

For the six-month period, the broad S&P 500 Index returned 13.32%. Growth stocks outperformed as the fund's benchmark, the Russell 1000 Growth Index, returned 15.23%. The period featured a major shift in sector performance as investors rotated away from high-yielding, defensive-oriented segments of the market—such as utilities and telecommunication services—that had been the leading performers throughout much of 2016. Instead, the market's advance was driven by smaller companies and more economically sensitive sectors of the market, including financials, information technology, and industrials.

How did the fund perform in this environment?

The fund generated a return that trailed the benchmark. We focus on individual stock selection, seeking large, high-quality growth companies with sustainable revenue, earnings, and cash-flow growth. The fund's sector weightings are a byproduct of our security selection. The bulk of the fund's underperformance versus its benchmark occurred during the post-election period, when investor demand shifted toward cyclical stocks and sectors such as financials and industrials. These two sectors represented relatively small weightings in the portfolio and were underweight positions on average compared with the index. Several stock-specific issues also contributed to the fund's underperformance during the period.

Can you give some examples?

Commercial payment products company FleetCor Technologies, Inc. was one of the most significant detractors for the reporting period. The company lowered revenue projections due to falling oil

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       4

"The bulk of the fund's underperformance versus its benchmark occurred during the post-election period, when investor demand shifted toward cyclical stocks and sectors such as financials and industrials."
prices, a recession in Brazil, and economic weakness in Russia. As with all stocks in the fund, we invest over a three- to five-year time horizon, and we have confidence in the longer-term outlook for FleetCor as it begins to see positive contributions from recently acquired Brazilian toll company Serviços e Tecnologia de Pagamentos S.A. and a new relationship with gasoline and convenience store chain Speedway LLC.

Another detractor on a relative basis was Cerner Corp., a medical technology company that focuses on digitizing medical records. Cerner tumbled in response to post-election uncertainty about capital spending at hospitals and the impact of a potential repeal of the Affordable Care Act (ACA). The stock recovered later in the period as congressional efforts to repeal the ACA proved more challenging than expected, but it still underperformed the broader equity market. We expect Cerner to continue gaining market share in electronic medical records, and it is also well positioned with its cloud offerings to help hospital clients better manage their operating and financial risk.

Falling energy prices during the last half of the reporting period put downward pressure on energy equipment and services provider Schlumberger, Ltd. Despite the headwind of lower oil and natural gas prices, the company reported solid earnings during the period. Following cost reductions, Schlumberger is more efficient and likely to benefit as oil prices stabilize and energy producers move ahead with increased capital spending. We also believe the company is well positioned to benefit from new opportunities outside the United States, though we realize that improvement in international markets may take longer to occur.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Facebook, Inc., Class A	4.2
salesforce.com, Inc.	4.1
Ecolab, Inc.	4.0
Visa, Inc., Class A	4.0
Amazon.com, Inc.	4.0
Mondelez International, Inc., Class A	3.9
NIKE, Inc., Class B	3.9
Alphabet, Inc., Class C	3.7
Starbucks Corp.	3.6
Lowe's Companies, Inc.	3.5
TOTAL	38.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       5

"Stock selection in the consumer discretionary sector aided fund performance."

What holdings contributed positively to fund performance during the period?

Stock selection in the consumer discretionary sector aided fund performance. One of the leading contributors was restaurant chain Chipotle Mexican Grill, Inc. Chipotle has begun to see sales recover after a high-profile E. coli outbreak in late 2015 led to a sharp decline in restaurant traffic. Thus far in 2017, Chipotle has exceeded our revenue and earnings expectations, improved its operating profit margins, and experienced an increase in comparable store sales. Although we trimmed the fund's position in the stock after its recent rally, we remain positive on the company's prospects over the long term.

Home improvement retailer Lowe's Companies, Inc. was also a top contributor among the fund's consumer discretionary holdings. The company continued to benefit from strength in the U.S. housing market, which helped contribute to steadily rising sales and earnings. The home improvement segment is relatively insulated from the e-commerce threat that is pressuring on other retailers, and this has aided the company's overall growth rate. We trimmed the position on strength, but it remains a key holding within the portfolio.

Another top contributor was organic and natural foods grocer Whole Foods Market, Inc. The company reported improved results, providing evidence that recent investments may be starting to resonate with consumers. The stock also rose in response to news that a prominent activist investor had accumulated a major position in Whole Foods. We believe the company's shift from a co-CEO model to a single CEO model should better streamline the organization while also moving forward with operational upgrades, a slower pace of new store expansion, and a renewed focus on its core customers. We expect these steps, along with outside pressure from activist investors, to expedite and encourage management to address the increased competitive challenge facing the company.

What changes did you make to the portfolio during the reporting period?

We eliminated two stocks from the portfolio: biotechnology firm Amgen, Inc. and consumer electronics giant Apple, Inc. Although both companies continue to meet our business quality standards, we sold them in order to redeploy the proceeds in other companies offering more attractive valuations and growth opportunities.

We added three new holdings to the portfolio: healthcare services provider UnitedHealth Group, Inc., software maker Autodesk, Inc., and intermodal trucking company J.B. Hunt Transport Services, Inc. UnitedHealth generates significant recurring revenues due to the size and scale of its network, which also provides pricing power and efficiencies through an integrated physician network and

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       6

pharmacy benefit manager. Autodesk makes AutoCAD, a pioneering design and engineering software platform, and a broad range of media and entertainment software. The company is transitioning from a licensing to a cloud-based model for its software, which we expect to result in more consistent recurring revenues. J.B. Hunt pioneered the concept of intermodal transport incorporating trucking, rail, and water shipment. It is poised to benefit from the continuing shift from long-haul trucking to intermodal transport, which offers customers greater efficiency and lower costs.

We believe these new additions have enhanced the business quality, growth opportunity, and valuation of the portfolio. As it becomes clear that U.S. and global economic growth is likely to remain variable and moderate, we believe the superior predictability, sustainability, and high rate of growth generated by these companies should be increasingly attractive.

MANAGED BY

George P. Fraise On the fund since 2000 Investing since 1987
Gordon M. Marchand, CPA, CFA, CIC On the fund since 1995 Investing since 1977
Robert L. Rohn On the fund since 2003 Investing since 1983

The views expressed in this report are exclusively those of Gordon M. Marchand, CPA, CFA, CIC, Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	10.63	10.42	8.03	7.88	64.18	116.48
Class B	10.59	10.47	7.93	8.17	64.50	114.51
Class C	14.58	10.74	7.77	12.16	66.52	111.38
Class I1	16.77	11.88	8.98	13.73	75.29	136.30
Class R2[1,2]	16.31	11.48	8.49	13.50	72.16	125.93
Class R6[1,2]	16.89	12.00	9.01	13.78	76.20	137.04
Index 1†	19.50	13.87	8.88	15.23	91.44	134.10
Index 2†	17.92	13.68	7.15	13.32	89.81	99.55

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Gross/Net (%)	1.18	1.93	1.93	0.92	1.32	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-07	21,451	21,451	23,410	19,955
Class C3	4-30-07	21,138	21,138	23,410	19,955
Class I1	4-30-07	23,630	23,630	23,410	19,955
Class R2[1,2]	4-30-07	22,593	22,593	23,410	19,955
Class R6[1,2]	4-30-07	23,704	23,704	23,410	19,955

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,135.70	$6.14	1.16%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.81	1.16%
Class B	Actual expenses/actual returns	1,000.00	1,131.70	10.10	1.91%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.54	1.91%
Class C	Actual expenses/actual returns	1,000.00	1,131.60	10.09	1.91%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,137.30	4.82	0.91%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.56	0.91%
Class R2	Actual expenses/actual returns	1,000.00	1,135.00	6.88	1.30%
	Hypothetical example for comparison purposes	1,000.00	1,018.30	6.51	1.30%
Class R6	Actual expenses/actual returns	1,000.00	1,137.80	4.24	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.01	0.80%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 96.8%		$1,316,236,032
(Cost $916,393,685)
Consumer discretionary 21.6%		292,996,675
Hotels, restaurants and leisure 6.6%
Chipotle Mexican Grill, Inc. (I)(L)	87,703	41,612,442
Starbucks Corp.	803,707	48,270,642
Internet and direct marketing retail 7.5%
Amazon.com, Inc. (I)	58,439	54,055,491
The Priceline Group, Inc. (I)	26,032	48,076,418
Specialty retail 3.6%
Lowe's Companies, Inc.	567,162	48,140,711
Textiles, apparel and luxury goods 3.9%
NIKE, Inc., Class B	953,636	52,840,971
Consumer staples 8.9%		120,743,495
Food and staples retailing 3.1%
Whole Foods Market, Inc.	1,139,085	41,428,521
Food products 3.9%
Mondelez International, Inc., Class A	1,191,540	53,655,046
Household products 1.9%
Colgate-Palmolive Company	356,190	25,659,928
Energy 4.5%		60,820,776
Energy equipment and services 4.5%
Core Laboratories NV (L)	338,103	37,468,573
Schlumberger, Ltd.	321,700	23,352,203
Financials 3.0%		41,431,414
Capital markets 3.0%
State Street Corp.	493,819	41,431,414
Health care 12.6%		171,855,551
Biotechnology 3.0%
Regeneron Pharmaceuticals, Inc. (I)	104,852	40,733,953
Health care providers and services 3.0%
UnitedHealth Group, Inc.	238,242	41,663,761
Health care technology 3.4%
Cerner Corp. (I)	706,693	45,758,372
Pharmaceuticals 3.2%
Novo Nordisk A/S, ADR	1,129,769	43,699,465

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       12

			Shares	Value
Industrials 5.3%				$72,108,422
Road and rail 5.3%
	J.B. Hunt Transport Services, Inc.		359,839	32,263,165
	Kansas City Southern		442,381	39,845,257
Information technology 33.7%				458,602,816
Internet software and services 7.9%
	Alphabet, Inc., Class C (I)		55,960	50,697,522
	Facebook, Inc., Class A (I)		382,331	57,445,233
IT services 13.6%
	Alliance Data Systems Corp.		153,978	38,437,528
	Automatic Data Processing, Inc.		444,351	46,430,236
	FleetCor Technologies, Inc. (I)		324,584	45,811,786
	Visa, Inc., Class A		592,655	54,061,989
Software 12.2%
	Autodesk, Inc. (I)		313,571	28,243,340
	Red Hat, Inc. (I)		458,182	40,356,671
	salesforce.com, Inc. (I)		639,605	55,082,783
	SAP SE, ADR (L)		419,602	42,035,728
Materials 4.0%				54,364,317
Chemicals 4.0%
	Ecolab, Inc.		421,135	54,364,317
Real estate 3.2%				43,312,566
Equity real estate investment trusts 3.2%
	Equinix, Inc.		103,693	43,312,566
	Yield (%)		Shares	Value
Securities lending collateral 6.0%				$81,467,481
(Cost $81,463,265)
John Hancock Collateral Trust (W)	0.9823(Y	)	8,141,293	81,467,481
Short-term investments 3.1%				$41,597,773
(Cost $41,597,773)
Money market funds 3.1%				41,597,773
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6809(Y	)	41,597,773	41,597,773
Total investments (Cost $1,039,454,723)† 105.9%				$1,439,301,286
Other assets and liabilities, net (5.9%)				($80,028,696)
Total net assets 100.0%				$1,359,272,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,043,149,339. Net unrealized appreciation aggregated to $396,151,947, of which $405,836,641 related to appreciated investment securities and $9,684,694 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $957,991,458) including $79,851,857 of securities loaned	$1,357,833,805
Affiliated investments, at value (Cost $81,463,265)	81,467,481
Total investments, at value (Cost $1,039,454,723)	1,439,301,286
Receivable for fund shares sold	4,244,719
Dividends and interest receivable	784,243
Receivable for securities lending income	58,461
Other receivables and prepaid expenses	164,985
Total assets	1,444,553,694
Liabilities
Payable for fund shares repurchased	2,490,409
Payable upon return of securities loaned	81,476,328
Payable to affiliates
Accounting and legal services fees	70,374
Transfer agent fees	128,171
Distribution and service fees	223,172
Trustees' fees	90
Investment management fees	798,667
Other liabilities and accrued expenses	93,893
Total liabilities	85,281,104
Net assets	$1,359,272,590
Net assets consist of
Paid-in capital	$912,799,915
Accumulated net investment loss	(147,671)
Accumulated net realized gain (loss) on investments	46,773,783
Net unrealized appreciation (depreciation) on investments	399,846,563
Net assets	$1,359,272,590

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($567,165,674 ÷ 12,828,033 shares)[1]	$44.21
Class B ($17,266,790 ÷ 452,150 shares)[1]	$38.19
Class C ($113,522,484 ÷ 2,971,317 shares)[1]	$38.21
Class I ($650,293,474 ÷ 13,818,699 shares)	$47.06
Class R2 ($6,116,436 ÷ 131,711 shares)	$46.44
Class R6 ($4,907,732 ÷ 103,887 shares)	$47.24
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$46.54

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$6,248,385
Securities lending	313,272
Interest	72,512
Less foreign taxes withheld	(163,004)
Total investment income	6,471,165
Expenses
Investment management fees	4,234,678
Distribution and service fees	1,379,537
Accounting and legal services fees	142,235
Transfer agent fees	666,775
Trustees' fees	8,552
State registration fees	57,450
Printing and postage	57,952
Professional fees	39,604
Custodian fees	63,402
Other	13,224
Total expenses	6,663,409
Less expense reductions	(44,573)
Net expenses	6,618,836
Net investment loss	(147,671)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	50,475,393
Affiliated investments	(5,092)
50,470,301
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	100,641,965
Affiliated investments	(1,609)
100,640,356
Net realized and unrealized gain	151,110,657
Increase in net assets from operations	$150,962,986

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($147,671)	($1,144,529)
Net realized gain	50,470,301	55,066,722
Change in net unrealized appreciation (depreciation)	100,640,356	(56,696,388)
Increase (decrease) in net assets resulting from operations	150,962,986	(2,774,195)
Distributions to shareholders
From net investment income
Class A	—	(611,227)
Class I	—	(649,619)
Class R2	—	(1,179)
Class R6	—	(15,106)
From net realized gain
Class A	(30,348,038)	(39,991,908)
Class B	(1,064,374)	(1,624,153)
Class C	(6,633,373)	(9,409,465)
Class I	(15,554,816)	(17,083,682)
Class R2	(299,904)	(387,928)
Class R6	(253,662)	(311,313)
Total distributions	(54,154,167)	(70,085,580)
From fund share transactions	194,484,034	14,569,577
Total increase (decrease)	291,292,853	(58,290,198)
Net assets
Beginning of period	1,067,979,737	1,126,269,935
End of period	$1,359,272,590	$1,067,979,737
Accumulated net investment loss	($147,671)	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       17

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$41.00		$43.87	$45.02	$42.25	$35.04	$30.97
Net investment income (loss)[2]	(0.01)		(0.03)	0.07	0.11	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	5.33		(0.13)	4.98	3.90	7.96	5.08
Total from investment operations	5.32		(0.16)	5.05	4.01	8.00	5.05
Less distributions
From net investment income	—		(0.04)	(0.10)	(0.03)	—	—
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	(0.98)
Total distributions	(2.11)		(2.71)	(6.20)	(1.24)	(0.79)	(0.98)
Net asset value, end of period	$44.21		$41.00	$43.87	$45.02	$42.25	$35.04
Total return (%)[3,4]	13.57	[5]	(0.42)	13.19	9.74	23.30	16.96
Ratios and supplemental data
Net assets, end of period (in millions)	$567		$608	$660	$600	$697	$413
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[6]	1.18	1.18	1.19	1.23	1.30
Expenses including reductions	1.16	[6]	1.17	1.17	1.18	1.23	1.30
Net investment income (loss)	(0.05	) [6]	(0.07)	0.16	0.27	0.10	(0.10)
Portfolio turnover (%)	23		44	30	43	30	30

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       18

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$35.82		$38.90	$40.80	$38.65	$32.36	$28.89
Net investment loss[2]	(0.14)		(0.29)	(0.22)	(0.19)	(0.22)	(0.26)
Net realized and unrealized gain (loss) on investments	4.62		(0.12)	4.42	3.55	7.30	4.71
Total from investment operations	4.48		(0.41)	4.20	3.36	7.08	4.45
Less distributions
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	(0.98)
Net asset value, end of period	$38.19		$35.82	$38.90	$40.80	$38.65	$32.36
Total return (%)[3,4]	13.17	[5]	(1.16)	12.33	8.93	22.37	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$19	$24	$27	$33	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	[6]	1.93	1.93	1.94	1.99	2.05
Expenses including reductions	1.91	[6]	1.92	1.92	1.93	1.98	2.05
Net investment loss	(0.80	) [6]	(0.82)	(0.60)	(0.48)	(0.64)	(0.85)
Portfolio turnover (%)	23		44	30	43	30	30

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       19

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$35.84		$38.92	$40.81	$38.66	$32.37	$28.90
Net investment loss[2]	(0.14)		(0.29)	(0.22)	(0.19)	(0.22)	(0.26)
Net realized and unrealized gain (loss) on investments	4.62		(0.12)	4.43	3.55	7.30	4.71
Total from investment operations	4.48		(0.41)	4.21	3.36	7.08	4.45
Less distributions
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	(0.98)
Net asset value, end of period	$38.21		$35.84	$38.92	$40.81	$38.66	$32.37
Total return (%)[3,4]	13.16	[5]	(1.16)	12.36	8.92	22.36	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$114		$117	$136	$133	$130	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	[6]	1.93	1.93	1.94	1.98	2.05
Expenses including reductions	1.91	[6]	1.92	1.92	1.93	1.98	2.05
Net investment loss	(0.80	) [6]	(0.82)	(0.59)	(0.48)	(0.65)	(0.85)
Portfolio turnover (%)	23		44	30	43	30	30

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       20

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$43.45		$46.27	$47.12	$44.12	$36.44	$32.06
Net investment income[2]	0.05		0.08	0.18	0.24	0.16	0.08
Net realized and unrealized gain (loss) on investments	5.67		(0.13)	5.25	4.07	8.31	5.28
Total from investment operations	5.72		(0.05)	5.43	4.31	8.47	5.36
Less distributions
From net investment income	—		(0.10)	(0.18)	(0.10)	—	—
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	(0.98)
Total distributions	(2.11)		(2.77)	(6.28)	(1.31)	(0.79)	(0.98)
Net asset value, end of period	$47.06		$43.45	$46.27	$47.12	$44.12	$36.44
Total return (%)[3]	13.73	[4]	(0.14)	13.48	10.01	23.70	17.36
Ratios and supplemental data
Net assets, end of period (in millions)	$650		$313	$293	$317	$307	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[5]	0.92	0.91	0.93	0.93	0.96
Expenses including reductions	0.91	[5]	0.91	0.91	0.92	0.93	0.94
Net investment income	0.23	[5]	0.19	0.41	0.53	0.41	0.24
Portfolio turnover (%)	23		44	30	43	30	30

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       21

Class R2 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12[2]
Per share operating performance
Net asset value, beginning of period	$42.99		$45.89	$46.82	$43.93	$36.40	$34.46
Net investment income (loss)[3]	(0.04)		(0.09)	(0.05)	0.06	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	5.60		(0.13)	5.27	4.06	8.36	1.92
Total from investment operations	5.56		(0.22)	5.22	4.12	8.32	1.94
Less distributions
From net investment income	—		(0.01)	(0.05)	(0.02)	—	—
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	—
Total distributions	(2.11)		(2.68)	(6.15)	(1.23)	(0.79)	—
Net asset value, end of period	$46.44		$42.99	$45.89	$46.82	$43.93	$36.40
Total return (%)[4]	13.50	[5]	(0.54)	13.01	9.59	23.31	5.63	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$8	$34	$32	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[7]	1.32	1.30	1.33	1.32	1.13	[7]
Expenses including reductions	1.30	[7]	1.32	1.29	1.32	1.31	1.13	[7]
Net investment income (loss)	(0.18	) [7]	(0.21)	(0.11)	0.13	(0.09)	0.08	[7]
Portfolio turnover (%)	23		44	30	43	30	30	[8]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       22

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$43.59		$46.39	$47.23	$44.19	$36.46	$32.06
Net investment income[2]	0.07		0.13	0.24	0.28	0.18	0.11
Net realized and unrealized gain (loss) on investments	5.69		(0.13)	5.25	4.09	8.34	5.27
Total from investment operations	5.76		—	5.49	4.37	8.52	5.38
Less distributions
From net investment income	—		(0.13)	(0.23)	(0.12)	—	—
From net realized gain	(2.11)		(2.67)	(6.10)	(1.21)	(0.79)	(0.98)
Total distributions	(2.11)		(2.80)	(6.33)	(1.33)	(0.79)	(0.98)
Net asset value, end of period	$47.24		$43.59	$46.39	$47.23	$44.19	$36.46
Total return (%)[3]	13.78	[4]	(0.03)	13.61	10.15	23.83	17.42
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$5	$6	$4	$4	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[6]	0.82	0.82	0.83	0.84	0.88
Expenses including reductions	0.80	[6]	0.80	0.80	0.80	0.84	0.85
Net investment income	0.31	[6]	0.30	0.55	0.64	0.47	0.30
Portfolio turnover (%)	23		44	30	43	30	30

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAV each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       24

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2017, the fund loaned common stocks valued at $79,851,857 and received $81,476,328 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017 were $2,473.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       25

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.75% of the first $500 million of the fund's average daily net assets; (b) 0.73% of the next $500 million of the fund's average daily net assets; (c) 0.71% of the next $1 billion of the fund's average daily net assets; (d) 0.70% of the next $3 billion of the fund's average daily net assets; and (e) 0.65% of the fund's average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to March 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       26

For the six months ended April 30, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$21,933	Class R2	$237
Class B	680	Class R6	444
Class C	4,304	Total	$44,573
Class I	16,975

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.73% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans.. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class C	1.00%	—
Class B	1.00%	—	Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $381,302 for the six months ended April 30, 2017. Of this amount, $64,111 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $307,716 was paid as sales commissions to broker-dealers and $9,475 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $2,826, $12,526 and $7,077 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       27

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$715,217	$349,414
Class B	88,598	10,819
Class C	560,631	68,448
Class I	—	237,217
Class R2	15,091	484
Class R6	—	393
Total	$1,379,537	$666,775

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	853,221	$35,237,804	3,451,880	$138,442,519
Distributions reinvested	741,849	29,399,464	941,848	38,973,281
Repurchased	(3,596,767)	(147,972,649)	(4,607,926)	(189,841,715)
Net decrease	(2,001,697)	($83,335,381)	(214,198)	($12,425,915)
Class B shares
Sold	4,731	$167,702	21,655	$789,512
Distributions reinvested	28,642	982,996	40,617	1,478,312
Repurchased	(105,397)	(3,786,658)	(161,811)	(5,789,792)
Net decrease	(72,024)	($2,635,960)	(99,539)	($3,521,968)
Class C shares
Sold	128,045	$4,566,100	484,491	$17,305,223
Distributions reinvested	163,819	5,625,549	208,307	7,584,455
Repurchased	(584,652)	(20,933,901)	(929,819)	(33,321,999)
Net decrease	(292,788)	($10,742,252)	(237,021)	($8,432,321)
Class I shares
Sold	9,003,768	$396,612,873	3,154,966	$137,331,808
Distributions reinvested	323,792	13,644,599	341,949	14,960,261
Repurchased	(2,706,706)	(117,786,243)	(2,622,121)	(112,272,307)
Net increase	6,620,854	$292,471,229	874,794	$40,019,762
Class R2 shares
Sold	29,676	$1,263,670	35,125	$1,459,180
Distributions reinvested	6,010	250,320	7,683	333,737
Repurchased	(44,644)	(1,940,441)	(69,441)	(3,033,466)
Net decrease	(8,958)	($426,451)	(26,633)	($1,240,549)

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       28

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	11,361	$504,704	23,477	$988,082
Distributions reinvested	5,998	253,662	7,444	326,419
Repurchased	(36,739)	(1,605,517)	(26,682)	(1,143,933)
Net increase (decrease)	(19,380)	($847,151)	4,239	$170,568
Total net increase	4,226,007	$194,484,034	301,642	$14,569,577

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $377,715,321 and $265,286,689, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Sustainable Growth Advisers, LP (SGA)

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368607	26SA 4/17 6/17

John Hancock

Classic Value Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before plateauing in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
29	Notes to financial statements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Equity markets surged to record highs

The U.S. presidential election jolted global financial markets, pushing U.S. equities to new records and setting off a rout in the bond market.

The fund widely outperformed its benchmark

The fund outperformed its benchmark, the Russell 1000 Value Index, due primarily to sector allocation and stock selection.

Sector allocation in financials was the primary contributor to performance

A significant overweight and stock selection in financials was a primary driver of performance, while security selection in information technology was also a contributor.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments broadly invested across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       3

Discussion of fund performance

An interview with the portfolio management team from Pzena Investment Management, LLC

Richard S. Pzena
Portfolio Manager
Pzena Investment Management, LLC

John Flynn
Portfolio Manager
Pzena Investment Management, LLC

Benjamin S. Silver, CFA, CPA
Portfolio Manager
Pzena Investment Management, LLC

Can you briefly describe the market environment during the six months ended April 30, 2017?

U.S. equities advanced strongly during the period, despite a lengthy list of challenges that included high valuations for stocks, gradually rising interest rates, and concerns over the U.S. presidential election in the beginning of the period. In contrast, the U.S. market was weaker than global markets, as global commodities stabilized and business conditions strengthened in Europe. After a very strong run in the second half of 2016, value stocks underperformed growth stocks for the period. However, we remain optimistic that improving economic conditions will form the backdrop for resumed value outperformance. Wide spreads, attractive valuations, and the long history of value cycles suggest we are in the early stages of this pro-value phase.

The rotation out of bonds and into economically sensitive sectors that began in early 2016 continued and accelerated after the U.S. presidential election. Investors seemed to be anticipating that the Trump administration would lower taxes, increase infrastructure spending, and reduce regulation. The U.S. presidential election jolted global financial markets, pushing U.S. equities to new records and setting off a rout in the bond market. At the beginning of the period, investors appeared to be resigned to the paradigm of low interest rates and sluggish economic growth forever; that has been turned on its head during the period, however, as expectations of fiscal stimulus and higher interest rates in the U.S. drove asset prices.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       4

"The U.S. presidential election jolted global financial markets, pushing U.S. equities to new records and setting off a rout in the bond market."

Equity markets set records, but stumbled later in the period as certain legislative initiatives proved challenging to implement. In this environment, the fund's benchmark, the Russell 1000 Value Index, was up 11.69%.

The fund outperformed its benchmark. What factors contributed to performance?

While almost every sector generated positive returns, a significant overweight and stock selection in financials was a notable contributor. Security selection in the information technology sector was also a significant contributor to relative returns. Having little exposure to consumer staples, healthcare, and real estate was also favorable.

Relative to the benchmark, Morgan Stanley and Bank of America Corp. were leading contributors, as the financial companies benefitted from rising interest rates and strong capital markets activity. Heightened regulation has also forced these companies to scale back their operations to focus more on core businesses, which has reduced costs and in turn has helped improve margins and earnings growth. Voya Financial, Inc. also contributed as its variable annuity business was supported by rising interest rates and the delay in the implementation of the U.S. Department of Labor's fiduciary standard rules also positively impacted the insurer's shares.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Citigroup, Inc.	3.9
Royal Dutch Shell PLC, ADR, Class A	3.7
Exxon Mobil Corp.	3.6
Bank of America Corp.	3.5
Oracle Corp.	3.3
Cognizant Technology Solutions Corp., Class A	3.1
Morgan Stanley	3.1
Franklin Resources, Inc.	3.1
The Goldman Sachs Group, Inc.	3.1
Dover Corp.	3.1
TOTAL	33.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       5

"We see attractive opportunities in the more economically sensitive sectors, such as financials and information technology."

What factors detracted relative to the benchmark?

Security selection in energy and a lack of weight in materials slightly detracted from relative returns. Cenovus Energy, Inc. accounted for most of the weakness in the energy sector of the portfolio, as it faced increased pressure at the end of the quarter following the announcement of a deal that meaningfully raised the company's leverage. BP PLC also declined primarily on a weaker production outlook. In financials, American International Group, Inc. was a detractor as the company took a substantial pretax charge related to boosting its claims reserves.

What were some notable additions and deletions to the portfolio?

Key purchases included leading generic drug manufacturer Mylan NV, which came under pressure from the pricing of its EpiPen product. We believe the stock price reaction ignores the value of the company's generics business, and view the stock as attractively priced relative to our estimate of normalized earnings.

We also added to McKesson Corp., which is the largest of three leading U.S. pharmaceutical distributors. The company is currently under stress due to pressure on drug prices and a loss of a large customer due to a merger. The weakness in the stock gave us the opportunity to invest in a high return on capital business operating in a good industry structure. The increase in our healthcare weight was funded by a reduction in our consumer discretionary, industrials, and energy weights.

Recent sales included Microsoft Corp., which reached our target valuation as the company is

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	87.6
Netherlands	3.7
Bermuda	2.5
Switzerland	2.2
Canada	2.1
United Kingdom	1.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       6

transitioning its business to cloud-based Office 365 and Web services. We also sold out of the spin-offs of Hilton Worldwide Holdings, Inc., which included Hilton Grand Vacations, Inc. and Hilton Park Hotels, while maintaining our remaining interest in the parent company. We trimmed Seagate Technology PLC, Halliburton Company, Regions Financial Corp., Bank of America Corp., and Morgan Stanley after the stocks climbed significantly.

How was the portfolio positioned at the end of the period?

At the end of the period, the fund was overweight in the financials, consumer discretionary, and information technology sectors, and was underweight in consumer staples, healthcare, and industrials. The fund had no weight in materials, telecommunication services, real estate, and utilities. We continue to maintain little exposure to so called safe sectors such as consumer staples, healthcare, and utilities, which we believe are trading at significant premiums. We see attractive opportunities in the more economically sensitive sectors, such as financials and information technology. Upturns in the value cycle often coincide with the recovery in economic activity, rewarding those companies where investor expectations are low and where management has restructured to enhance profitability.

We continue to seek to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power.

Can you tell us about a recent manager change?

Effective January 1, 2017, John Goetz left the management team of the fund. He was replaced by John Flynn, who has been a portfolio manager on small and mid-cap strategies.

MANAGED BY

Richard S. Pzena On the fund since 1996 Investing since 1980
John Flynn On the fund since 2017 Investing since 2000
Benjamin S. Silver, CFA, CPA On the fund since 2012 Investing since 1991

The views expressed in this report are exclusively those of the portfolio management team from Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	16.00	11.53	2.28	10.31	72.60	25.31
Class B	16.19	11.58	2.19	10.66	72.97	24.14
Class C	20.18	11.84	2.03	14.66	75.01	22.30
Class I1	22.40	13.00	3.14	16.23	84.27	36.26
Class R1[1]	21.65	12.27	2.45	15.88	78.39	27.41
Class R2[1,2]	21.94	12.67	2.76	16.00	81.56	31.33
Class R3[1,2]	21.79	12.40	2.52	15.99	79.44	28.30
Class R4[1,2]	22.36	12.94	2.93	16.23	83.74	33.43
Class R5[1,2]	22.48	13.09	3.14	16.27	85.01	36.23
Class R6[1,2]	22.54	13.12	3.21	16.33	85.18	37.22
Index†	16.55	13.32	5.53	11.69	86.85	71.28

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.19	1.94	1.94	0.93	1.58	1.33	1.48	1.18	0.88	0.83
Net (%)	1.19	1.94	1.94	0.93	1.58	1.33	1.48	1.08	0.88	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Classic Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-07	12,414	12,414	17,128
Class C3	4-30-07	12,230	12,230	17,128
Class I1	4-30-07	13,626	13,626	17,128
Class R1[1]	4-30-07	12,741	12,741	17,128
Class R2[1,2]	4-30-07	13,133	13,133	17,128
Class R3[1,2]	4-30-07	12,830	12,830	17,128
Class R4[1,2]	4-30-07	13,343	13,343	17,128
Class R5[1,2]	4-30-07	13,623	13,623	17,128
Class R6[1,2]	4-30-07	13,722	13,722	17,128

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 shares were first offered on 3-1-12; Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,160.90	$6.27	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class B	Actual expenses/actual returns	1,000.00	1,156.60	10.27	1.92%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.59	1.92%
Class C	Actual expenses/actual returns	1,000.00	1,156.60	10.27	1.92%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,162.30	4.88	0.91%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.56	0.91%
Class R1	Actual expenses/actual returns	1,000.00	1,158.80	8.24	1.54%
	Hypothetical example for comparison purposes	1,000.00	1,017.20	7.70	1.54%
Class R2	Actual expenses/actual returns	1,000.00	1,160.00	7.07	1.32%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.61	1.32%
Class R3	Actual expenses/actual returns	1,000.00	1,159.90	7.77	1.45%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.25	1.45%
Class R4	Actual expenses/actual returns	1,000.00	1,162.30	5.15	0.96%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.81	0.96%
Class R5	Actual expenses/actual returns	1,000.00	1,162.70	4.61	0.86%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.31	0.86%
Class R6	Actual expenses/actual returns	1,000.00	1,163.30	4.34	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 96.8%		$1,908,631,170
(Cost $1,547,943,921)
Consumer discretionary 11.0%		217,692,827
Automobiles 1.8%
Ford Motor Company	3,179,115	36,464,449
Hotels, restaurants and leisure 2.0%
Hilton Worldwide Holdings, Inc.	674,104	39,751,913
Media 5.5%
News Corp., Class A	2,307,390	29,350,001
Omnicom Group, Inc.	593,926	48,773,203
The Interpublic Group of Companies, Inc.	1,250,945	29,484,774
Specialty retail 1.7%
Staples, Inc.	3,466,580	33,868,487
Consumer staples 2.7%		53,638,825
Food and staples retailing 2.7%
Wal-Mart Stores, Inc.	713,472	53,638,825
Energy 13.1%		258,133,800
Energy equipment and services 0.3%
Halliburton Company	114,367	5,247,158
Oil, gas and consumable fuels 12.8%
BP PLC, ADR	1,083,645	37,190,696
Cenovus Energy, Inc.	4,193,126	41,847,397
Exxon Mobil Corp.	878,812	71,755,000
Murphy Oil Corp.	1,103,276	28,883,766
Royal Dutch Shell PLC, ADR, Class A	1,402,755	73,209,783
Financials 40.0%		788,786,747
Banks 12.2%
Bank of America Corp.	2,972,988	69,389,540
Citigroup, Inc.	1,296,242	76,633,827
JPMorgan Chase & Co.	586,661	51,039,507
Regions Financial Corp.	3,237,950	44,521,813
Capital markets 14.3%
Franklin Resources, Inc.	1,427,514	61,540,129
Morgan Stanley	1,429,596	62,001,579
State Street Corp.	646,187	54,215,089
The Goldman Sachs Group, Inc.	274,028	61,327,466
UBS Group AG	2,577,126	43,836,913
Consumer finance 2.7%
Capital One Financial Corp.	655,791	52,712,481

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       12

	Shares	Value
Financials (continued)
Diversified financial services 3.0%
Voya Financial, Inc.	1,562,843	$58,419,071
Insurance 7.8%
American International Group, Inc.	959,709	58,455,875
Axis Capital Holdings, Ltd.	746,892	49,220,183
MetLife, Inc.	877,693	45,473,274
Health care 7.8%		154,171,738
Health care equipment and supplies 1.0%
Abbott Laboratories	446,152	19,470,073
Health care providers and services 5.0%
Cigna Corp.	333,667	52,175,509
McKesson Corp.	334,208	46,217,624
Pharmaceuticals 1.8%
Mylan NV (I)	972,116	36,308,532
Industrials 6.9%		134,967,764
Machinery 6.9%
Dover Corp.	765,185	60,357,793
Parker-Hannifin Corp.	247,850	39,854,280
Stanley Black & Decker, Inc.	255,275	34,755,691
Information technology 15.3%		301,239,469
Electronic equipment, instruments and components 1.0%
Corning, Inc.	696,483	20,093,535
IT services 3.9%
Cognizant Technology Solutions Corp., Class A (I)	1,030,906	62,091,468
DXC Technology Company (I)	197,084	14,848,309
Semiconductors and semiconductor equipment 2.6%
Intel Corp.	1,401,931	50,679,806
Software 3.3%
Oracle Corp.	1,438,440	64,672,262
Technology hardware, storage and peripherals 4.5%
Hewlett Packard Enterprise Company	2,294,240	42,741,691
HP, Inc.	1,550,226	29,175,253
Seagate Technology PLC	402,021	16,937,145

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       13

	Par value^	Value
Short-term investments 3.1%		$61,861,000
(Cost $61,861,000)
Repurchase agreement 3.1%		61,861,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $61,862,134 on 5-1-17, collateralized by $63,295,000 U.S. Treasury Notes, 0.750% due 10-31-18 (valued at $63,098,975, including interest)	61,861,000	61,861,000
Total investments (Cost $1,609,804,921)† 99.9%		$1,970,492,170
Other assets and liabilities, net 0.1%		$1,466,013
Total net assets 100.0%		$1,971,958,183

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,618,787,112. Net unrealized appreciation aggregated to $351,705,058, of which $425,840,704 related to appreciated investment securities and $74,135,646 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $1,609,804,921)	$1,970,492,170
Cash	904
Receivable for fund shares sold	4,695,993
Dividends and interest receivable	1,382,881
Other receivables and prepaid expenses	173,672
Total assets	1,976,745,620
Liabilities
Payable for fund shares repurchased	2,980,117
Payable to affiliates
Accounting and legal services fees	104,655
Transfer agent fees	185,906
Distribution and service fees	147,589
Trustees' fees	320
Investment management fees	1,217,797
Other liabilities and accrued expenses	151,053
Total liabilities	4,787,437
Net assets	$1,971,958,183
Net assets consist of
Paid-in capital	$3,004,244,270
Undistributed net investment income	6,341,342
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,399,314,678)
Net unrealized appreciation (depreciation) on investments	360,687,249
Net assets	$1,971,958,183

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($340,615,332 ÷ 11,431,222 shares)[1]	$29.80
Class B ($5,012,836 ÷ 170,833 shares)[1]	$29.34
Class C ($84,619,757 ÷ 2,884,644 shares)[1]	$29.33
Class I ($1,533,748,056 ÷ 51,375,656 shares)	$29.85
Class R1 ($3,439,550 ÷ 115,230 shares)	$29.85
Class R2 ($872,648 ÷ 29,332 shares)	$29.75
Class R3 ($1,281,155 ÷ 43,085 shares)	$29.74
Class R4 ($66,372 ÷ 2,224 shares)	$29.84
Class R5 ($58,360 ÷ 1,954 shares)	$29.87
Class R6 ($2,244,117 ÷ 75,125 shares)	$29.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$31.37

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       16

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$20,889,403
Interest	34,334
Securities lending	8,640
Less foreign taxes withheld	(38,024)
Total investment income	20,894,353
Expenses
Investment management fees	6,857,627
Distribution and service fees	909,719
Accounting and legal services fees	222,846
Transfer agent fees	1,021,864
Trustees' fees	12,852
State registration fees	76,023
Printing and postage	66,626
Professional fees	51,689
Custodian fees	102,446
Other	17,298
Total expenses	9,338,990
Less expense reductions	(70,567)
Net expenses	9,268,423
Net investment income	11,625,930
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	48,443,573
Affiliated investments	(2,457)
48,441,116
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	185,966,960
Affiliated investments	(60)
185,966,900
Net realized and unrealized gain	234,408,016
Increase in net assets from operations	$246,033,946

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$11,625,930	$34,582,429
Net realized gain	48,441,116	194,812,157
Change in net unrealized appreciation (depreciation)	185,966,900	(176,976,809)
Increase in net assets resulting from operations	246,033,946	52,417,777
Distributions to shareholders
From net investment income
Class A	(6,123,008)	(4,673,892)
Class B	(69,061)	(44,626)
Class C	(1,011,833)	(516,614)
Class I	(25,583,802)	(25,462,459)
Class R1	(47,697)	(34,026)
Class R2	(15,242)	(4,242)
Class R3	(16,786)	(10,558)
Class R4	(1,277)	(895)
Class R5	(1,025)	(1,797)
Class R6	(64,570)	(21,271)
Total distributions	(32,934,301)	(30,770,380)
From fund share transactions	216,344,112	(522,659,442)
Total increase (decrease)	429,443,757	(501,012,045)
Net assets
Beginning of period	1,542,514,426	2,043,526,471
End of period	$1,971,958,183	$1,542,514,426
Undistributed net investment income	$6,341,342	$27,649,713

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       18

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$26.12		$25.49	$25.82	$23.12	$17.02	$15.86
Net investment income[2]	0.17		0.43	0.28	0.18	0.20	0.20
Net realized and unrealized gain (loss) on investments	4.03		0.54	(0.39)	2.72	6.09	1.12
Total from investment operations	4.20		0.97	(0.11)	2.90	6.29	1.32
Less distributions
From net investment income	(0.52)		(0.34)	(0.22)	(0.20)	(0.19)	(0.16)
Net asset value, end of period	$29.80		$26.12	$25.49	$25.82	$23.12	$17.02
Total return (%)[3,4]	16.09	[5]	3.90	(0.42)	12.64	37.32	8.45
Ratios and supplemental data
Net assets, end of period (in millions)	$341		$308	$351	$384	$476	$417
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]	1.19	1.19	1.19	1.25	1.31
Expenses including reductions	1.17	[6]	1.18	1.18	1.18	1.25	1.31
Net investment income	1.14	[6]	1.76	1.07	0.73	1.00	1.24
Portfolio turnover (%)	11		21	17	24	30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       19

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14		10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$25.66		$25.04	$25.37	$22.72		$16.73	$15.58
Net investment income[2]	0.06		0.25	0.08	—	[3]	0.07	0.08
Net realized and unrealized gain (loss) on investments	3.96		0.52	(0.38)	2.68		5.98	1.10
Total from investment operations	4.02		0.77	(0.30)	2.68		6.05	1.18
Less distributions
From net investment income	(0.34)		(0.15)	(0.03)	(0.03)		(0.06)	(0.03)
Net asset value, end of period	$29.34		$25.66	$25.04	$25.37		$22.72	$16.73
Total return (%)[4,5]	15.66	[6]	3.10	(1.18)	11.79		36.30	7.62
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$6	$8	$11		$18	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	[7]	1.94	1.93	1.94		2.00	2.06
Expenses including reductions	1.92	[7]	1.93	1.93	1.93		2.00	2.06
Net investment income	0.41	[7]	1.03	0.32	0.01		0.34	0.50
Portfolio turnover (%)	11		21	17	24		30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       20

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$25.65		$25.03	$25.36	$22.71	$16.73	$15.58
Net investment income (loss)[2]	0.06		0.24	0.08	(0.01)	0.05	0.08
Net realized and unrealized gain (loss) on investments	3.96		0.53	(0.38)	2.69	5.99	1.10
Total from investment operations	4.02		0.77	(0.30)	2.68	6.04	1.18
Less distributions
From net investment income	(0.34)		(0.15)	(0.03)	(0.03)	(0.06)	(0.03)
Net asset value, end of period	$29.33		$25.65	$25.03	$25.36	$22.71	$16.73
Total return (%)[3,4]	15.66	[5]	3.11	(1.18)	11.80	36.24	7.62
Ratios and supplemental data
Net assets, end of period (in millions)	$85		$76	$88	$101	$95	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	[6]	1.94	1.94	1.94	2.00	2.06
Expenses including reductions	1.92	[6]	1.93	1.93	1.93	2.00	2.06
Net investment income (loss)	0.38	[6]	1.01	0.32	(0.04)	0.25	0.47
Portfolio turnover (%)	11		21	17	24	30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       21

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$26.19		$25.56	$25.90	$23.19	$17.07	$15.93
Net investment income[2]	0.20		0.51	0.35	0.24	0.25	0.26
Net realized and unrealized gain (loss) on investments	4.05		0.53	(0.40)	2.74	6.11	1.11
Total from investment operations	4.25		1.04	(0.05)	2.98	6.36	1.37
Less distributions
From net investment income	(0.59)		(0.41)	(0.29)	(0.27)	(0.24)	(0.23)
Net asset value, end of period	$29.85		$26.19	$25.56	$25.90	$23.19	$17.07
Total return (%)[3]	16.23	[4]	4.18	(0.19)	12.95	37.76	8.78
Ratios and supplemental data
Net assets, end of period (in millions)	$1,534		$1,146	$1,591	$2,355	$2,018	$982
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[5]	0.93	0.92	0.93	0.94	0.97
Expenses including reductions	0.91	[5]	0.92	0.91	0.92	0.94	0.96
Net investment income	1.37	[5]	2.07	1.34	0.97	1.24	1.55
Portfolio turnover (%)	11		21	17	24	30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       22

Class R1 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$26.13		$25.49	$25.83	$23.13	$17.03	$15.87
Net investment income[2]	0.11		0.34	0.17	0.08	0.13	0.15
Net realized and unrealized gain (loss) on investments	4.04		0.55	(0.38)	2.73	6.10	1.11
Total from investment operations	4.15		0.89	(0.21)	2.81	6.23	1.26
Less distributions
From net investment income	(0.43)		(0.25)	(0.13)	(0.11)	(0.13)	(0.10)
Net asset value, end of period	$29.85		$26.13	$25.49	$25.83	$23.13	$17.03
Total return (%)[3]	15.88	[4]	3.53	(0.82)	12.21	36.84	8.06
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$3	$7	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	[5]	1.55	1.57	1.57	1.60	1.65
Expenses including reductions	1.54	[5]	1.55	1.57	1.57	1.60	1.65
Net investment income	0.74	[5]	1.40	0.64	0.32	0.63	0.88
Portfolio turnover (%)	11		21	17	24	30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       23

Class R2 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14		10-31-13		10-31-12[2]
Per share operating performance
Net asset value, beginning of period	$26.07		$25.46	$25.85	$23.16		$17.05		$17.08
Net investment income[3]	0.15		0.36	0.26	0.17		0.18		0.13
Net realized and unrealized gain (loss) on investments	4.02		0.58	(0.41)	2.75		6.15		(0.16)
Total from investment operations	4.17		0.94	(0.15)	2.92		6.33		(0.03)
Less distributions
From net investment income	(0.49)		(0.33)	(0.24)	(0.23)		(0.22)		—
Net asset value, end of period	$29.75		$26.07	$25.46	$25.85		$23.16		$17.05
Total return (%)[4]	16.00	[5]	3.76	(0.56)	12.70		37.53		(0.18	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [6]	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	[7]	1.33	1.26	1.19		1.13		1.13	[7]
Expenses including reductions	1.32	[7]	1.32	1.26	1.18		1.13		1.13	[7]
Net investment income	1.01	[7]	1.47	0.99	0.68		0.86		1.17	[7]
Portfolio turnover (%)	11		21	17	24		30		37	[8]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       24

Class R3 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13		10-31-12
Per share operating performance
Net asset value, beginning of period	$26.03		$25.41	$25.75	$23.08	$17.00		$15.84
Net investment income[2]	0.12		0.36	0.20	0.09	0.14		0.17
Net realized and unrealized gain (loss) on investments	4.04		0.53	(0.39)	2.74	6.10		1.12
Total from investment operations	4.16		0.89	(0.19)	2.83	6.24		1.29
Less distributions
From net investment income	(0.45)		(0.27)	(0.15)	(0.16)	(0.16)		(0.13)
Net asset value, end of period	$29.74		$26.03	$25.41	$25.75	$23.08		$17.00
Total return (%)[3]	15.99	[4]	3.57	(0.73)	12.34	37.01		8.28
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	—	[5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	[6]	1.48	1.48	1.47	1.42		1.48
Expenses including reductions	1.45	[6]	1.47	1.47	1.47	1.41		1.48
Net investment income	0.82	[6]	1.48	0.78	0.37	0.65		1.01
Portfolio turnover (%)	11		21	17	24	30		37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       25

Class R4 Shares Period ended	4-30-17[1]		10-31-16		10-31-15	10-31-14		10-31-13		10-31-12
Per share operating performance
Net asset value, beginning of period	$26.17		$25.55		$25.90	$23.19		$17.07		$15.90
Net investment income[2]	0.20		0.48		0.34	0.23		0.25		0.23
Net realized and unrealized gain (loss) on investments	4.04		0.54		(0.41)	2.74		6.10		1.13
Total from investment operations	4.24		1.02		(0.07)	2.97		6.35		1.36
Less distributions
From net investment income	(0.57)		(0.40)		(0.28)	(0.26)		(0.23)		(0.19)
Net asset value, end of period	$29.84		$26.17		$25.55	$25.90		$23.19		$17.07
Total return (%)[3]	16.23	[4]	4.10		(0.24)	12.92		37.66		8.69
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	—	[5]	— [5]	—	[5]	—	[5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	[6]	1.08		1.08	1.07		1.10		1.13
Expenses including reductions	0.96	[6]	0.97		0.97	0.96		1.00		1.09
Net investment income	1.34	[6]	1.96		1.28	0.93		1.23		1.41
Portfolio turnover (%)	11		21		17	24		30		37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       26

Class R5 Shares Period ended	4-30-17[1]		10-31-16		10-31-15	10-31-14		10-31-13		10-31-12
Per share operating performance
Net asset value, beginning of period	$26.21		$25.57		$25.92	$23.22		$17.09		$15.94
Net investment income[2]	0.21		0.54		0.37	0.25		0.28		0.27
Net realized and unrealized gain (loss) on investments	4.05		0.52		(0.40)	2.74		6.11		1.11
Total from investment operations	4.26		1.06		(0.03)	2.99		6.39		1.38
Less distributions
From net investment income	(0.60)		(0.42)		(0.32)	(0.29)		(0.26)		(0.23)
Net asset value, end of period	$29.87		$26.21		$25.57	$25.92		$23.22		$17.09
Total return (%)[3]	16.27	[4]	4.27		(0.11)	13.02		37.87		8.85
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	—	[5]	— [5]	—	[5]	—	[5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[6]	0.86		0.85	0.84		0.85		0.90
Expenses including reductions	0.86	[6]	0.86		0.84	0.83		0.85		0.90
Net investment income	1.44	[6]	2.22		1.40	1.03		1.37		1.62
Portfolio turnover (%)	11		21		17	24		30		37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       27

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$26.21		$25.59	$25.94	$23.21	$17.09	$15.93
Net investment income[2]	0.22		0.52	0.39	0.27	0.24	0.27
Net realized and unrealized gain (loss) on investments	4.05		0.54	(0.42)	2.74	6.13	1.12
Total from investment operations	4.27		1.06	(0.03)	3.01	6.37	1.39
Less distributions
From net investment income	(0.61)		(0.44)	(0.32)	(0.28)	(0.25)	(0.23)
Net asset value, end of period	$29.87		$26.21	$25.59	$25.94	$23.21	$17.09
Total return (%)[3]	16.33	[4]	4.26	(0.09)	13.11	37.80	8.93
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1	$1	$1	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[6]	0.83	0.83	0.83	0.85	0.89
Expenses including reductions	0.81	[6]	0.81	0.81	0.80	0.85	0.89
Net investment income	1.49	[6]	2.11	1.51	1.08	1.13	1.61
Portfolio turnover (%)	11		21	17	24	30	37

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       28

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       29

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       30

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $3,199.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2016, the fund had a capital loss carryforward of $1,438,773,603 available to offset future net realized capital gains. This carryforward expires as of October 31, 2017.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       31

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $2.5 billion of the fund's average daily net assets; (b) 0.740% of the next $2.5 billion of the fund's average daily net assets; and (c) 0.730% of the fund's average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to March 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average daily net assets.

For the six months ended April 30, 2017, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$13,235	Class R3	$45
Class B	221	Class R4	2
Class C	3,322	Class R5	2
Class I	53,313	Class R6	231
Class R1	129	Total	$70,534
Class R2	34

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%

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Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $33 for Class R4 shares for the six months ended April 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $210,539 for the year ended April 30, 2017. Of this amount, $34,900 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $168,323 was paid as sales commissions to broker-dealers and $7,316 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $698, $922 and $1,114 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$430,580	$210,259
Class B	28,765	3,514
Class C	432,245	52,774
Class I	—	754,672
Class R1	12,204	266
Class R2	2,229	70
Class R3	3,601	91
Class R4	82	5
Class R5	13	4
Class R6	—	209
Total	$909,719	$1,021,864

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       33

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,088,219	$32,317,383	990,355	$24,375,277
Distributions reinvested	194,622	5,762,744	178,151	4,393,219
Repurchased	(1,659,135)	(49,168,747)	(3,117,442)	(76,606,315)
Net decrease	(376,294)	($11,088,620)	(1,948,936)	($47,837,819)
Class B shares
Sold	12,057	$356,084	7,060	$171,397
Distributions reinvested	2,126	62,173	1,633	39,844
Repurchased	(58,228)	(1,703,057)	(102,305)	(2,445,095)
Net decrease	(44,045)	($1,284,800)	(93,612)	($2,233,854)
Class C shares
Sold	254,173	$7,316,813	155,509	$3,706,520
Distributions reinvested	28,499	833,017	16,767	408,790
Repurchased	(370,049)	(10,757,629)	(709,421)	(17,147,922)
Net decrease	(87,377)	($2,607,799)	(537,145)	($13,032,612)
Class I shares
Sold	14,519,146	$435,938,733	9,190,449	$222,756,910
Distributions reinvested	740,798	21,957,249	872,976	21,536,312
Repurchased	(7,657,821)	(227,704,750)	(28,543,554)	(703,493,654)
Net increase (decrease)	7,602,123	$230,191,232	(18,480,129)	($459,200,432)
Class R1 shares
Sold	23,889	$715,764	25,815	$612,064
Distributions reinvested	1,389	41,265	1,117	27,654
Repurchased	(13,916)	(419,595)	(59,944)	(1,492,661)
Net increase (decrease)	11,362	$337,434	(33,012)	($852,943)
Class R2 shares
Sold	3,310	$97,781	21,355	$555,330
Distributions reinvested	511	15,123	169	4,163
Repurchased	(6,396)	(191,924)	(2,558)	(60,039)
Net increase (decrease)	(2,575)	($79,020)	18,966	$499,454
Class R3 shares
Sold	11,053	$332,914	6,156	$147,705
Distributions reinvested	568	16,786	429	10,558
Repurchased	(2,786)	(82,426)	(11,238)	(282,277)
Net increase (decrease)	8,835	$267,274	(4,653)	($124,014)
Class R5 shares
Sold	350	$10,618	194	$4,736
Distributions reinvested	34	1,025	35	852
Repurchased	(360)	(10,919)	(2,506)	(57,736)
Net increase (decrease)	24	$724	(2,277)	($52,148)

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       34

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	65,725	$1,990,616	9,095	$222,751
Distributions reinvested	2,179	64,570	862	21,271
Repurchased	(47,623)	(1,447,499)	(2,879)	(69,096)
Net increase	20,281	$607,687	7,078	$174,926
Total net increase (decrease)	7,132,334	$216,344,112	(21,073,720)	($522,659,442)

There were no share transactions for Class R4 for the six months ended April 30, 2017 and for the year ended October 31, 2016.

Affiliates of the fund owned 100% of shares of the fund of Class R4 on April 30, 2017.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $334,044,474 and $196,469,740 respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       35

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Pzena Investment Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368600	38SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017